Investments (Details 21) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total OTTI losses recognized in earnings:
Net investment gains (losses)	$ (953)	$ (151)	$ (2,057)
Total gains (losses) on fixed maturity securities:
Other-than-temporary impairments on fixed maturity securities	(924)	(682)	(2,432)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(31)	212	939
Total OTTI losses recognized in earnings	(955)	(470)	(1,493)
Fixed maturity securities - net gains (losses) on sales and disposals	25	215	(165)
Other net investment gains (losses):
Trading and other securities FVO general account securities - changes in estimated fair value	(2)	0	0
Mortgage Loans	175	22	(442)
Real estate and real estate joint ventures	134	(54)	(164)
Other limited partnership interests	4	(18)	(356)
Other investment portfolio gains (losses)	(7)	(6)	(26)
Subtotal - investment portfolio gains (losses)	(649)	(207)	(3,045)
FVO consolidated securitization entities - changes in estimated fair value included in net investment gains (losses):
Commercial mortgage loans	(84)	758	0
Trading securities	0	(78)	0
Long-term debt - related to trading securities	(8)	48	0
Long-term debt - related to commercial mortgage loans	97	(722)	0
Other Gains Losses	(223)	(207)	144
Subtotal consolidated securitizations entities and other gains (losses)	(218)	(201)	144
Total net investment gains (losses)	(867)	(408)	(2,901)
Fixed maturity securities [Member]
Total OTTI losses recognized in earnings:
Net investment gains (losses)	(930)	(255)	(1,658)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized in earnings	(955)	(470)	(1,493)
Equity Securities [Member]
Total OTTI losses recognized in earnings:
Net investment gains (losses)	$ (23)	$ 104	$ (399)